Rule 497 (e)
                                                                     333-124048,

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                        SUPPLEMENT DATED AUGUST 27, 2010
                         TO PROSPECTUS DATED MAY 1, 2010

The Prospectus dated May 1, 2010 is hereby amended to add the following six funds:

      DFA VA Global Bond
      DFA VA International Small
      DFA VA International Value
      DFA VA Short-Term Fixed
      DFA VA US Large Value
      DFA VA US Targeted Value

The above funds have been added to the Transaction Fee Portfolios chart set forth under the Section titled "Expenses-Transaction Fee".

The following fund has been added to the 60 day hold chart set forth in Appendix C:

      Invesco High Yield

The following name change is effective:

--------------------------------------------------------------------------------
             From                                         To
--------------------------------------------------------------------------------
Rydex|SGI International Opportunity    Rydex|SGI International Long Short Select
--------------------------------------------------------------------------------

Appendix A is hereby amended to include the following Investment Portfolio summaries:

DFA Global Bond: The fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns by identifying a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics.

DFA VA International Small: The fund seeks capital appreciation by purchasing securities of small companies in Japan, the UK, certain European countries, Australia (including New Zealand and Pacific Rim countries), and Canada.

DFA VA International Value: The fund seeks long-term capital appreciation by purchasing stocks of large non-U.S. companies in developed markets that the Advisor determines to be value stocks.

DFA VA Short-Term Fixed: The fund seeks stable real return in excess of the rate of inflation with minimum risk by identifying a diversified universe of eligible securities with defined maturity ranges and credit quality.

DFA VA US Large Value: The fund seeks long-term capital appreciation by purchasing a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks.

DFA VA US Targeted Value: The funds seeks long-term capital appreciation by purchasing a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks.


PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-08.27.10